Impairment of Goodwill and Other Non-Current Assets - Summary of impairment analysis of previously recognized impairment loss of non-current assets (Detail) ₽ in Millions	12 Months Ended
Dec. 31, 2019 RUB (₽)
Disclosure of impairment loss and reversal of impairment loss [line items]
Gain from reversal of impairment	₽ 2,611
Izhstal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Gain from reversal of impairment	₽ 2,611